Consolidated Balance Sheets (Parenthetical) (USD $)	Jan. 31, 2012	Apr. 30, 2011
Stockholders' Equity
Preferred Stock shares par value	$ 0.01	$ 0.01
Preferred Stock shares Authorized	50	50
Preferred stock, issued shares	20	20
Preferred stock, outstanding shares	20	20
Common Stock shares par value	$ 0.0001	$ 0.0001
Common Stock shares Authorized	500,000,000	500,000,000
Common Stock shares Issued	57,890,117	51,110,497
Common Stock shares Outstanding	57,890,117	51,110,497